Note 23 - Financial Liabilities at Amortised Cost - Deposits from Customers (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deposits Abstract
Checking Accounts	$ 28,574,950,000	$ 35,842,193,000	$ 36,629,799,000
Savings Accounts	140,956,173,000	116,710,529,000	78,476,417,000
Term Deposits	83,804,407,000	66,182,775,000	66,023,791,000
Other Deposits	4,334,648,000	6,757,241,000	24,768,570,000
Deposits from Non-financial Private Sector and Residents Abroad	$ 257,670,178,000	$ 225,492,738,000	$ 205,898,577,000